Statements of Shareholders' Equity - USD ($)	Common Stock [Member]	AOCI Attributable to Parent [Member]	Discount on Common Stock [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2014	20,000,000
Balance at Dec. 31, 2014	$ 2,000		$ (2,000)
Redemption of shares (in shares)	(19,500,000)
Redemption of shares	$ (1,950)		1,950
Issuance of founder shares (in shares)	13,266,000
Issuance of founder shares	$ 1,326		(1,326)
Shares issued for services (in shares)	106,000
Shares issued for services	$ 11		(11)
Shareholder Contribution		1,407			1,407
Net income				(145,914)	(144,507)
Balance (in shares) at Dec. 31, 2015	13,872,000
Balance at Dec. 31, 2015	$ 1,387	1,407	(1,387)	(145,914)	(144,507)
Net income				(128,611)	(128,611)
Balance (in shares) at Dec. 31, 2016	13,872,000
Balance at Dec. 31, 2016	$ 1,387	1,407	(1,387)	(274,526)	(273,119)
Shares issued for services (in shares)	22,900,000
Shares issued for services	$ 2,290			(2,290)
Net income				(133,565)	(135,856)
Balance (in shares) at Sep. 30, 2017	36,772,000
Balance at Sep. 30, 2017	$ 3,677	$ 1,407	$ (1,387)	$ (410,381)	$ (406,684)